Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2017
Financial instruments by category
Schedule of financial instruments by category

	2017	2016

Assets
Loans and receivables
Cash and cash equivalents (Note 9)	4,051,717	2,660,073
Trade accounts receivable (Note 12)	1,193,157	634,987
Other	308,442	260,750

	5,553,316	3,555,810

At fair value through profit and loss
Derivative financial instruments (Note 11)	448,292	499,046
Warrant to acquire Ensyn’s shares (Note 17(b))	9,825	9,875
Marketable securities (Note 10)	2,775,962	2,027,415

	3,234,079	2,536,336

Held-to-maturity investments
Marketable securities (Note 10)	5,716	11,432

Available for sale financial assets
Other investments - fair value method (Note 17(b))	139,764	117,246

Liabilities
At amortized cost
Loans and financing (Note 23)	19,298,563	16,152,511
Trade and other payables	3,554,901	2,262,931

	22,853,464	18,415,442

At fair value through profit and loss
Derivative financial instruments (Note 11)	314,090	480,634